Material Contracts (Details)									3 Months Ended	12 Months Ended
	Jun. 21, 2024 USD ($)	Mar. 01, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 15, 2022 EUR (€)	May 01, 2022 USD ($)	Nov. 19, 2021	Nov. 27, 2014 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 12, 2022 USD ($) $ / shares	Feb. 22, 2022 $ / shares	Feb. 01, 2022 USD ($) $ / shares
Material Contracts (Details) [Line Items]
Renewal option								10 years
Company to pay								$ 100,000
Royalty payment percentage								5.00%
Net proceeds										3.00%
Percentage of commission fee							5.00%
License fee (in Euro)	$ 0				€ 10,000
Net sales										3.00%		3.00%
Compensated amount						$ 10,000			$ 15,000
Common stock value										$ 1,513	$ 1,986	$ 104,486	$ 500,000		$ 250,000
Common stock per share (in Dollars per share) | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Description of markets advisory agreement										Upon consummation of a transaction, the Company will pay the firm an M&A fee consisting of an aggregate of a sum equal to the greater of $2,500,000 or the sum of the following amounts: ● four percent (4.0%) of the first $100 MM of Aggregate Value; ● three percent (3.0%) of any amount of the Aggregate Value between $100 MM and $200 MM; ● two percent (2.0%) of any amount of the Aggregate Value between $200 MM and $300MM; ● one percent (1.0%) of any amount of the Aggregate Value exceeding $300 MM In addition, the Company will pay the firm a financing fee of seven percent (7%) of the aggregate amount of proceeds received from investors in the financing of any equity or equity-linked securities and three percent (3%) of the aggregate amount of proceeds received from the Financing of any non-equity-linked debt securities and credit facilities. As of December 31, 2023, the Company owes $-0- under the agreement
Transaction fees										$ 2,500,000
Consultant fee		$ 2,500	$ 2,500	$ 2,500						$ 10,000
Aggregate amount		$ 12,500
Management Consulting Services Agreement [Member]
Material Contracts (Details) [Line Items]
Equity compensation										3.00%
Common Stock [Member] | Business Development and Consulting Agreement [Member]
Material Contracts (Details) [Line Items]
Common stock value										$ 1,400
Common stock per share (in Dollars per share) | $ / shares										$ 0.0014
Common Stock [Member]
Material Contracts (Details) [Line Items]
Shares of common stock (in Shares) | shares										41,376,400
Common stock per share (in Dollars per share) | $ / shares										$ 0.0001			$ 0.25	$ 0.0014	$ 0.15
Common Stock [Member] | Business Development and Consulting Agreement [Member]
Material Contracts (Details) [Line Items]
Shares of common stock (in Shares) | shares										1,000,000
Reliance Industries Pvt Ltd [Member]
Material Contracts (Details) [Line Items]
Estimated acquisition price								$ 350,000